As filed with the Securities and Exchange Commission on August 6, 2013

File No. 002-76969
File No. 811-03445

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [x]

Pre-Effective Amendment No.      [  ]

Post-Effective Amendment No. 52        [x]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [x]

Amendment No. 53  [x]

THE MERGER FUND
_________________________________________________________________________________
(Exact Name of Registrant as Specified in Charter)

100 Summit Lake Drive
Valhalla, New York 10595
_________________________________________________________________________________
(Address of Principal Executive Offices)                                                                                     (Zip Code)

Registrant’s Telephone Number, including Area Code:  (914) 741-5600

Roy D. Behren and Michael T. Shannon	Copy to:	Jeremy C. Smith
THE MERGER FUND		Ropes & Gray LLP
100 Summit Lake Drive		1211 Avenue of the Americas
Valhalla, New York 10595		New York, New York 10036
_________________________________________________________________________________
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b)	[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)	[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

[  ]           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 52 to the Fund’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Fund’s PEA No. 51 on Form N-1A filed July 8, 2013.  This PEA No. 52 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in PEA No. 51 to the Fund’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, the Registrant, The Merger Fund, certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 52 under the Securities Act and Amendment No. 53 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 6th day of August, 2013.

THE MERGER FUND

By:  /s/ Roy Behren
Roy Behren
Co-President, Treasurer and Trustee

By:  /s/ Michael T. Shannon
Michael T. Shannon
Co-President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 52 to The Merger Fund’s Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Roy Behren Roy Behren	Co-President, Treasurer and Trustee	August 6, 2013
/s/ Michael T. Shannon Michael T. Shannon	Co-President	August 6, 2013
/s/ James P. Logan, III* James P. Logan, III	Trustee	August 6, 2013
/s/ Barry Hamerling* Barry Hamerling	Trustee	August 6, 2013
/s/ Richard V. Silver* Richard V. Silver	Trustee	August 6, 2013
/s/ Christianna Wood* Christianna Wood	Trustee	August 6, 2013
* By: /s/ Roy Behren Roy Behren Attorney-in-Fact**

**
Attorney-in-Fact pursuant to Powers of Attorney for each of James P. Logan, III and Barry Hamerling previously filed with Registrant’s Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A with the SEC on April 30, 2013. Attorney-in-Fact pursuant to Powers of Attorney for each of Richard V. Silver and Christianna Wood to be filed by amendment.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE